CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	$ 269,396	$ 224,909	$ 251,134
Cost of revenues:
Total cost of revenues	116,473	103,089	105,900
Gross profit	152,923	121,820	145,234
Operating expenses:
Research and development, net (Note 2m)	53,015	44,508	45,451
Sales and marketing	29,321	28,213	27,993
General and administrative	12,514	10,066	8,735
Amortization of intangible assets (Note 6)	2,503	2,625	2,613
Total operating expenses	97,353	85,412	84,792
Operating income	55,570	36,408	60,442
Financing income, net (Note 15)	926	3,078	2,984
Income before taxes on income	56,496	39,486	63,426
Income tax expenses	8,589	4,315	9,051
Net income	$ 47,907	$ 35,171	$ 54,375
Earnings per share:
Basic	$ 1.71	$ 1.26	$ 1.94
Diluted	$ 1.65	$ 1.23	$ 1.89
Shares used in calculation of earnings per share:
Basic	28,096,814	27,895,096	28,022,486
Diluted	28,949,739	28,574,202	28,765,329
Product [Member]
Revenues:
Total revenues	$ 209,320	$ 167,200	$ 193,298
Cost of revenues:
Total cost of revenues	78,555	67,300	71,706
Service [Member]
Revenues:
Total revenues	60,076	57,709	57,836
Cost of revenues:
Total cost of revenues	$ 37,918	$ 35,789	$ 34,194